CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Earnings from continuing operations	$ 579	$ 573	$ 535
(Losses) earnings from discontinued operations, net of tax	(21)	(1)	6
Net earnings	558	572	541
Other comprehensive (losses) income:
Foreign currency translation adjustments, net of tax	(37)	(11)	(41)
Net unrealized (losses) gains on derivatives, net of tax	(9)	3	(37)
Pension and postretirement benefit adjustments, net of tax	(4)	37	(68)
Total other comprehensive (losses) income, net of tax	(50)	29	(146)
Comprehensive income	$ 508	$ 601	$ 395